PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks
Aerospace & Defense 4.7%
HEICO Corp.	1,083	$240,177
L3Harris Technologies, Inc.	1,257	282,611
		522,788
Banks 6.1%
East West Bancorp, Inc.	5,161	382,894
Western Alliance Bancorp	4,663	293,909
		676,803
Biotechnology 3.2%
Natera, Inc.*	1,245	132,630
Neurocrine Biosciences, Inc.*	1,644	222,614
		355,244
Communications Equipment 0.6%
Arista Networks, Inc.*	230	68,459
Construction & Engineering 2.3%
WillScot Mobile Mini Holdings Corp.*	6,442	254,008
Construction Materials 1.3%
Martin Marietta Materials, Inc.	255	145,880
Consumer Staples Distribution & Retail 3.8%
Dollar General Corp.	1,134	155,256
Performance Food Group Co.*	3,813	265,385
		420,641
Containers & Packaging 2.0%
Crown Holdings, Inc.	2,563	215,779
Electrical Equipment 2.0%
AMETEK, Inc.	1,294	219,437

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Financial Services 5.3%
Essent Group Ltd.	3,916	$222,037
Shift4 Payments, Inc. (Class A Stock)*	5,466	367,753
		589,790
Food Products 1.2%
Darling Ingredients, Inc.*	3,417	138,047
Ground Transportation 2.7%
Saia, Inc.*	719	294,416
Health Care Equipment & Supplies 1.5%
Cooper Cos., Inc. (The)	1,709	161,176
Health Care Providers & Services 2.5%
Molina Healthcare, Inc.*	870	273,685
Hotels, Restaurants & Leisure 6.4%
Churchill Downs, Inc.	3,157	408,832
Hilton Worldwide Holdings, Inc.	1,512	303,307
		712,139
Insurance 9.1%
Axis Capital Holdings Ltd.	3,589	265,155
Markel Group, Inc.*	283	464,570
RenaissanceRe Holdings Ltd. (Bermuda)	1,226	279,357
		1,009,082
Interactive Media & Services 2.7%
Pinterest, Inc. (Class A Stock)*	7,199	298,686
IT Services 1.1%
Globant SA*	739	119,068
Life Sciences Tools & Services 0.8%
Avantor, Inc.*	3,712	89,385
Marine Transportation 3.2%
Kirby Corp.*	2,835	352,022

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 2.3%
Agnico Eagle Mines Ltd. (Canada)	3,750	$255,787
Multi-Utilities 3.1%
NiSource, Inc.	11,964	347,674
Oil, Gas & Consumable Fuels 9.1%
Chord Energy Corp.	1,876	347,829
Diamondback Energy, Inc.	728	145,061
Permian Resources Corp.	17,545	287,563
Targa Resources Corp.	1,964	232,204
		1,012,657
Professional Services 1.7%
KBR, Inc.	2,832	185,949
Real Estate Management & Development 2.4%
CBRE Group, Inc. (Class A Stock)*	3,041	267,821
Semiconductors & Semiconductor Equipment 3.5%
Microchip Technology, Inc.	2,314	224,990
Universal Display Corp.	908	159,536
		384,526
Software 3.5%
CyberArk Software Ltd.*	672	154,056
Procore Technologies, Inc.*	3,479	233,545
		387,601
Specialized REITs 2.6%
Gaming & Leisure Properties, Inc.	6,420	288,258
Specialty Retail 3.9%
Burlington Stores, Inc.*	1,792	430,170

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 1.9%
Ralph Lauren Corp.	1,113	$207,997

Total Long-Term Investments (cost $10,111,149)		10,684,975

Short-Term Investment 3.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $375,303)(wb)	375,303	375,303

TOTAL INVESTMENTS 99.9% (cost $10,486,452)		11,060,278
Other assets in excess of liabilities 0.1%		7,927

Net Assets 100.0%		$11,068,205

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
4